Employee Benefits - Reconciliation of the changes in the pension plans fair value of assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Canada [member]
Disclosure Of Fair Value Of Assets For Pension Plan [line items]
Interest income	$ (4.0)	$ (4.4)
Canada [member] | Pension plans fair value of assets [member]
Disclosure Of Fair Value Of Assets For Pension Plan [line items]
Assets fair value at beginning of year	284.5	277.7
Interest income	7.9	7.7
Administration costs	(0.3)	(0.3)
Actuarial gains from return on plan assets	8.2	6.3
Employer contributions	7.3	9.3
Benefit paid	(16.0)	(16.2)
Effect of foreign currency exchange rate changes	0.0	0.0
Assets fair value at end of year	291.6	284.5
Foreign [member]
Disclosure Of Fair Value Of Assets For Pension Plan [line items]
Interest income	(0.9)	(1.1)
Foreign [member] | Pension plans fair value of assets [member]
Disclosure Of Fair Value Of Assets For Pension Plan [line items]
Assets fair value at beginning of year	1.5	1.4
Interest income	0.0	0.0
Administration costs	0.0	0.0
Actuarial gains from return on plan assets	0.0	0.0
Employer contributions	5.1	5.8
Benefit paid	(5.2)	(5.8)
Effect of foreign currency exchange rate changes	(0.1)	0.1
Assets fair value at end of year	$ 1.3	$ 1.5